IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2021
IMPAIRMENT OF ASSETS
Impairment Of Assets

13. IMPAIRMENT OF ASSETS

For the year ended December 31, 2021, the Company tested its goodwill for impairment as part of its annual fourth quarter impairment test. In addition, the Company assessed its other long-lived assets for impairment due to external indicators such as a decline in the value of the Company’s publicly traded common shares as well as internal indicators such as negative operating cash flows. The Company’s goodwill is assigned to the CGU’s associated with the original acquisition of those operations. Management determined the Company’s CGU’s for 2021 impairment testing are its reportable segments shown in Note 25, but with the consumer products segment broken down into separate CGU’s for the Company’s Vessel, Hemp, and Beauty product groups of assets.

The significant assumptions used in the calculation of the recoverable amounts of the CGUs include four-year forecasted revenue and net cash flows, terminal period cash flows and growth rates, and the weighted average cost of capital used as the discount rate. These assumptions are considered Level 3 inputs in the fair value hierarchy. The assumptions consider historical and projected data from internal sources as well as external industry trends and expectations.

2021 Impairment Test

As a result of the impairment test, the Company’s food and beverage CGU incurred a goodwill impairment of $0.1 million to write-down goodwill to zero as at December 31, 2021. The primary circumstances leading to the goodwill impairment are the relatively low profit margins and high working capital requirements based on the CGU’s current customer margins and supplier payment terms. The recoverable amount calculated was approximately $0.4 million for the CGU including current assets. Prior to the impairment, the carrying value of the CGU’s goodwill was $0.1 million and other long-lived assets was approximately $0.1 million. The discount rate used in the analysis was 20.5%, revenue growth reflecting the Company’s budget estimates and annualizing 2021 results for 2022, revenue growth of approximately 55% through 2025, and tapering down to 3% terminal period growth. Operating margin ranged from -14% in 2022 and increasing to 6% in 2024 through the terminal period and working capital requirements at 25% of revenue and tapering down to 15% of revenue by 2024 through the terminal period.

The Company’s Vessel CGU was acquired in November 2021 as discussed in Note 10. The CGU’s December 31, 2021 carrying value of $28.3 million is comprised primarily of goodwill and identified intangible assets (see Note 10) of $28.8 million and other long-lived assets of $0.7 million. The carrying value is reduced by inseparable market participant liabilities associated with the November 2021 acquisition of Vessel which includes $1.5 million of deferred tax liability and $0.5 million of lease liability. The CGU’s carrying value was considered for impairment as at December 31, 2021 as required for business combinations completed within the Company’s fiscal year. The estimated recoverable amount was $28.6 million, resulting in no impairment as the amount exceeds the carrying value of the CGU’s assets by $0.3 million.

The recoverable amount is based on fair value less costs of disposal. The fair value was determined based on guideline public companies similar to Vessel considering financial metrics such as historical revenue growth, gross margin and EBITDA profitability and with operations focused on consumer brands and similar sales channels. An enterprise value to latest twelve months revenue multiple of 4.3x was selected based on consideration of the enterprise value to latest twelve months multiples of the guideline companies as well as the implied multiple the Company paid to acquire Vessel in November 2021. The multiple was applied to Vessel’s revenue for the twelve months ended December 31, 2021. Estimated costs of disposal of 3% were subtracted to arrive at the recoverable amount. The impairment test valuation is considered a Level 3 method within the IFRS 13 fair value hierarchy.

As Vessel’s recoverable amount exceeds its carrying value by less than 1% of the carrying value, any change in the significant assumptions could result in an impairment of its preliminary goodwill and identified intangible assets as at December 31, 2021. As a sensitivity assessment to the recoverable amount calculations, reducing the selected revenue multiple by 0.5 from 4.3 down to 3.8 (approximately 12% decrease) would result in a goodwill impairment of approximately $3.1 million.

The Company’s other CGU’s were tested for impairment in the fourth quarter of 2021, but the recoverable amounts significantly exceeded the carrying values, resulting in no impairment. At the time of the test, the carrying value of goodwill for these other CGU’s totaled $0.4 million and other long-lived assets totaled $3.1 million. The recoverable amounts were determined based on value in use, with discount rates ranging from 20.5% to 30%, operating margins from 6% to 45%, working capital requirements ranging from 15% to 30% of revenue, and terminal period growth rates of 3%. The revenue growth rates reflect the Company’s expectations for developing these businesses with growth rates beyond the development stage period of 55% in 2024 and tapering down to 3% in the terminal period after 2025. The discount rates applied include CGU specific risk premiums ranging from 8% to 19%.

The Company reconciled the sum of its CGU recoverable amounts discussed above plus all other net assets to the Company’s market capitalization of common shares as at October 31, 2021 noting the recoverable amounts were less than the market capitalization by a 56% discount. A similar reconciliation was performed using the Company’s December 31, 2021 market capitalization that indicated a 13% discount.

2020 and 2019 Impairment Tests

As at December 31, 2020, the goodwill balances were allocated to a cash generating unit (“CGU”) for each of the acquisitions of Cronomed, Breeze and Kasa. The Company assesses whether there are events or changes in circumstances that would more likely than not reduce the fair value of each of its CGUs to below carrying value and, therefore, require goodwill to be tested for impairment at the end of each reporting period.

As at December 31, 2020, the Company performed its annual impairment test on each of the CGUs with associated goodwill using the fair value less cost to dispose method as the basis to determine recoverable amount of the CGUs. The discount rates used were between 15.8% and 20.0%. The annual growth rates in forecast gross revenue were estimated for the CGUs ranged between -1.3% - 26.4%. The total impairment expense indicated by the impairment test was $1.8 million (2019 - $nil) and is attributed to the working capital requirements of the acquired entities being higher than anticipated when the purchase prices were originally negotiated.